Property and Equipment, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Property, Plant and Equipment
Less: accumulated depreciation	$ (6,786)	$ (3,708)
Total property and equipment, net	28,413	19,968
Lab equipment
Property, Plant and Equipment
Property, plant and equipment, gross	16,580	10,771
Office equipment
Property, Plant and Equipment
Property, plant and equipment, gross	2,141	1,610
Furniture and fixtures
Property, Plant and Equipment
Property, plant and equipment, gross	1,207	599
Leasehold improvements
Property, Plant and Equipment
Property, plant and equipment, gross	9,565	2,076
Assets under construction
Property, Plant and Equipment
Property, plant and equipment, gross	$ 5,706	$ 8,620